Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended
	Jan. 01, 2018 shares	Apr. 19, 2017 shares	Jan. 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($) shares	Mar. 31, 2017 shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 shares
Class Of Stock [Line Items]
Share split, conversion ratio		3.2
Issuance of ordinary shares for each outstanding ordinary, Preferred A and Preferred A-1 shares held immediately prior to share split		2.2
Stock split description						On April 19, 2017, the Company’s board of directors and shareholders approved an aggregate 3.2for-1 share split of the Company’s ordinary, Preferred A and Preferred A-1 shares. The share split was effected on April 19, 2017 by the issuance of 2.2 ordinary shares for each outstanding ordinary, Preferred A and Preferred A-1 share held immediately prior to the share split.
Exercise of option to ordinary shares conversion ratio						1
2017 Equity Incentive Plan
Class Of Stock [Line Items]
Maximum number of ordinary share issuable under the 2017 incentive plan	1,650,167				1,400,000	5,600,000
Number of ordinary shares reserved for issuance, percentage						12.00%
Increase in number of ordinary share issuable under the 2017 incentive plan	250,167
2017 Equity Incentive Plan | Minimum
Class Of Stock [Line Items]
Exercise price of stock option as percentage of fair market value on the date of grant						100.00%
Options | Executive Management and Employees
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants						575,000
Stock option exercise prices ranging lower limit | $ / shares						$ 38.64
Stock option exercise prices ranging upper limit | $ / shares						$ 55.50
Stock options and restricted stock units vesting period						3 years
Estimated fair value of options granted | $						$ 18,043
Compensation expiration period						10 years
Options | Chairman of Board of Directors
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants			40,000
Exercise of option to ordinary shares conversion ratio			1
Stock options and restricted stock units vesting period			1 year
Estimated fair value of options granted | $			$ 1,392
Compensation expiration period			10 years
Stock option exercise | $ / shares			$ 43.67
Options | Consultants
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants			30,000
Exercise of option to ordinary shares conversion ratio			1
Stock options and restricted stock units vesting period			1 year
Estimated fair value of options granted | $			$ 809
Compensation expiration period			10 years
Stock option exercise | $ / shares			$ 43.67
Restricted Stock Units (RSUs) | Executive Management and Employees
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants						18,500
Stock options and restricted stock units vesting period						3 years
Compensation expiration period						10 years
Estimated fair value of RSU granted | $						$ 926
Ordinary Shares
Class Of Stock [Line Items]
Exercise of options into ordinary shares, shares						39,665	1,920
IPO
Class Of Stock [Line Items]
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $						$ 64,193
IPO | Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares, shares						1,682,926
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $						$ 5
IPO | Nasdaq
Class Of Stock [Line Items]
Issuance of ordinary shares, shares				5,144,378
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $				$ 60,800
Secondary Public Offering | Nasdaq
Class Of Stock [Line Items]
Issuance of ordinary shares, shares			1,682,926
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $			$ 64,200
Issuance of ordinary shares, price per share | $ / shares			$ 41.00			$ 41.00
Additional ordinary shares exercised under underwriters option to purchase at the public offering price			219,512